UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03416
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                               The Calvert Fund
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               (Exact name of registrant as specified in charter)

            4550 Montgomery Ave., Suite 1000N, Bethesda, MD 20814
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        (Address of principal executive offices)   (Zip code)

     John H. Streur, 4550 Montgomery Ave.,Suite 1000N, Bethesda, MD 20814
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  301-951-4800
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Date of fiscal year end:  September 30
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Date of reporting period: June 30, 2016
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03416
Reporting Period: 07/01/2015 - 06/30/2016
The Calvert Fund



========================= Calvert High Yield Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================= Calvert Income Fund ==============================


AMERICAN CAPITAL AGENCY CORP.

Ticker:       AGNC           Security ID:  02503X105
Meeting Date: APR 19, 2016   Meeting Type: Annual
Record Date:  FEB 25, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Malon Wilkus (WITHDRAWN  None      None         Management
      RESOLUTION)
1.2   Elect Director John R. Erickson         For       Against      Management
1.3   Elect Director Samuel A. Flax           For       Against      Management
1.4   Elect Director Alvin N. Puryear         For       Against      Management
1.5   Elect Director Robert M. Couch          For       Against      Management
1.6   Elect Director Morris A. Davis          For       Against      Management
1.7   Elect Director Randy E. Dobbs           For       Against      Management
1.8   Elect Director Larry K. Harvey          For       Against      Management
1.9   Elect Director Prue B. Larocca          For       Against      Management
1.10  Elect Director Gary Kain                For       Against      Management
2     Amend Non-Employee Director Omnibus     For       For          Management
      Stock Plan
3     Provide Directors May Be Removed With   For       For          Management
      or Without Cause
4     Ratify Ernst & Young LLP as Auditors    For       For          Management


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NII HOLDINGS, INC.

Ticker:       NIHD           Security ID:  62913F508
Meeting Date: MAY 25, 2016   Meeting Type: Annual
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Steven M. Shindler       For       Against      Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify KPMG LLP as Auditors             For       For          Management




======================== Calvert Long-Term Income Fund =========================


NII HOLDINGS, INC.

Ticker:       NIHD           Security ID:  62913F508
Meeting Date: MAY 25, 2016   Meeting Type: Annual
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Steven M. Shindler       For       Against      Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify KPMG LLP as Auditors             For       For          Management




====================== Calvert Short Duration Income Fund ======================


NII HOLDINGS, INC.

Ticker:       NIHD           Security ID:  62913F508
Meeting Date: MAY 25, 2016   Meeting Type: Annual
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Steven M. Shindler       For       Against      Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify KPMG LLP as Auditors             For       For          Management




======================= Calvert Ultra-Short Income Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Calvert Fund
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By (Signature & Title) /s/ John Streur
                           President -- Principal Executive Officer
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Date             August 24, 2016
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